Liquidity and Operations (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Liquidity and Operations (Details) [Line Items]
Net Income Loss		$ 4,616,135
Discontinued operations		0	$ 71,695
Net income loss			6,917,441	$ 8,482,771
Net cash in operating activities		$ (2,923,954)	(4,047,679)	(4,958,822)	$ (1,812,623)
Discontinued Operation, Income (Loss) from Discontinued Operation, before Income Tax				205,713	73,614
Net income from discontinue operations	$ 27,758		$ 71,695	73,614	205,713
Operating activities				(1,812,623)
Discontinued Operations [Member]
Liquidity and Operations (Details) [Line Items]
Net cash in operating activities				$ (4,958,822)
Net income from discontinue operations					$ 1,270,650